Note 3 - Recently Issued Accounting Standards (Details Textual)	3 Months Ended
Jun. 30, 2018 USD ($)
Accounting Standards Update 2018-02 [Member]
Tax Cuts and Jobs Act of 2017 Reclassification from AOCI to Retained Earnings Tax Effect	$ 60,365